Inventories and Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2019
Inventories and Cost of Sales [Abstract]
Schedule of inventories and cost of sales
	2019		2018

Finished goods	Ps.	224,025	215,812
Packing material		4,577	3,750
		228,602	219,562
Merchandise-in-transit		116,952	82,644
	Ps.	345,554	302,206